Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.71%
Advertising–0.84%
Trade Desk, Inc. (The), Class A(b)	373,757	$25,576,192
Aerospace & Defense–0.59%
Airbus SE (France)	113,850	18,134,693
Agricultural & Farm Machinery–0.19%
Deere & Co.	14,868	5,851,747
Apparel Retail–0.02%
MYT Netherlands Parent B.V., ADR (Germany)(b)	276,429	760,180
Application Software–5.60%
Adobe, Inc.(b)	97,740	60,381,817
HubSpot, Inc.(b)	77,670	47,456,370
Samsara, Inc., Class A(b)	432,000	13,564,800
Workday, Inc., Class A(b)	170,460	49,615,792
		171,018,779
Asset Management & Custody Banks–3.32%
Blackstone, Inc., Class A	367,200	45,698,040
KKR & Co., Inc., Class A	641,600	55,549,728
		101,247,768
Automotive Parts & Equipment–0.69%
Autoliv, Inc. (Sweden)(c)	195,300	20,920,536
Automotive Retail–0.56%
AutoZone, Inc.(b)	6,165	17,028,531
Biotechnology–0.44%
Natera, Inc.(b)	205,200	13,530,888
Broadline Retail–7.55%
Amazon.com, Inc.(b)	1,267,650	196,739,280
MercadoLibre, Inc. (Brazil)(b)	19,710	33,739,775
		230,479,055
Commodity Chemicals–0.29%
Westlake Corp.(c)	64,080	8,865,468
Communications Equipment–0.53%
Arista Networks, Inc.(b)	63,009	16,299,168
Construction Materials–0.68%
Vulcan Materials Co.	92,430	20,890,104
Consumer Electronics–0.44%
Sony Group Corp. (Japan)	136,800	13,415,744
Consumer Staples Merchandise Retail–0.15%
Walmart, Inc.	27,610	4,562,553
Diversified Support Services–0.60%
Cintas Corp.	30,150	18,227,786
Electrical Components & Equipment–2.73%
AMETEK, Inc.	124,200	20,126,610
Eaton Corp. PLC	103,050	25,358,544
Shares		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co., Class A	672,480	$37,880,798
		83,365,952
Environmental & Facilities Services–0.75%
Clean Harbors, Inc.(b)	135,630	22,780,415
Financial Exchanges & Data–2.56%
Intercontinental Exchange, Inc.	147,494	18,780,411
Moody’s Corp.	110,160	43,187,126
MSCI, Inc.	27,000	16,162,740
		78,130,277
Food Retail–0.30%
HelloFresh SE (Germany)(b)(c)	686,700	9,081,438
Health Care Distributors–0.83%
McKesson Corp.	50,652	25,320,428
Health Care Equipment–2.81%
Boston Scientific Corp.(b)	414,000	26,189,640
IDEXX Laboratories, Inc.(b)	14,944	7,697,356
Intuitive Surgical, Inc.(b)	137,520	52,012,814
		85,899,810
Health Care Facilities–0.35%
Surgery Partners, Inc.(b)(c)	351,000	10,772,190
Health Care Technology–0.92%
Veeva Systems, Inc., Class A(b)	134,910	27,981,683
Home Improvement Retail–0.77%
Home Depot, Inc. (The)	42,300	14,930,208
Lowe’s Cos., Inc.	39,905	8,493,380
		23,423,588
Hotels, Resorts & Cruise Lines–1.09%
Booking Holdings, Inc.(b)	9,459	33,177,159
Industrial Machinery & Supplies & Components–1.12%
Parker-Hannifin Corp.	51,210	23,787,045
Symbotic, Inc.(b)(c)	241,200	10,378,836
		34,165,881
Integrated Oil & Gas–0.66%
Suncor Energy, Inc. (Canada)	611,100	20,235,912
Interactive Home Entertainment–1.45%
Nintendo Co. Ltd. (Japan)	322,200	18,001,600
Take-Two Interactive Software, Inc.(b)	159,870	26,367,359
		44,368,959
Interactive Media & Services–9.05%
Alphabet, Inc., Class A(b)	8,280	1,160,028
Alphabet, Inc., Class C(b)	1,047,960	148,600,728
Meta Platforms, Inc., Class A(b)	324,180	126,475,585
		276,236,341
Internet Services & Infrastructure–1.93%
MongoDB, Inc.(b)(c)	108,980	43,648,670

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Internet Services & Infrastructure–(continued)
Shopify, Inc., Class A (Canada)(b)	189,000	$15,133,230
		58,781,900
IT Consulting & Other Services–0.28%
Globant S.A.(b)	36,000	8,489,160
Leisure Facilities–0.41%
Life Time Group Holdings, Inc.(b)(c)	946,165	12,583,995
Life Sciences Tools & Services–1.07%
Danaher Corp.	31,500	7,557,165
ICON PLC(b)	42,030	10,964,366
Repligen Corp.(b)(c)	74,070	14,028,858
		32,550,389
Managed Health Care–0.47%
UnitedHealth Group, Inc.	28,350	14,507,829
Movies & Entertainment–1.64%
IMAX Corp.(b)(c)	154,800	2,162,556
Netflix, Inc.(b)	85,050	47,977,556
		50,140,112
Oil & Gas Equipment & Services–0.90%
TechnipFMC PLC (United Kingdom)	1,416,800	27,400,912
Other Specialized REITs–1.34%
EPR Properties	926,100	40,998,447
Packaged Foods & Meats–0.33%
Lamb Weston Holdings, Inc.	97,740	10,012,486
Passenger Ground Transportation–1.27%
Uber Technologies, Inc.(b)	592,200	38,652,894
Personal Care Products–0.21%
e.l.f. Beauty, Inc.(b)	40,500	6,460,965
Pharmaceuticals–2.25%
Eli Lilly and Co.	66,870	43,171,941
Novo Nordisk A/S, ADR (Denmark)(c)	222,060	25,479,164
		68,651,105
Semiconductor Materials & Equipment–1.67%
Entegris, Inc.	222,120	26,143,524
Lam Research Corp.	29,970	24,730,345
		50,873,869
Semiconductors–12.46%
Advanced Micro Devices, Inc.(b)	396,172	66,434,083
Broadcom, Inc.	34,380	40,568,400
Lattice Semiconductor Corp.(b)	216,000	13,145,760
Monolithic Power Systems, Inc.	59,490	35,855,813
NVIDIA Corp.	364,705	224,392,045
		380,396,101
Shares		Value
Soft Drinks & Non-alcoholic Beverages–0.71%
Monster Beverage Corp.(b)	394,200	$21,688,884
Systems Software–14.09%
GitLab, Inc., Class A(b)	484,020	34,418,662
Microsoft Corp.	745,560	296,419,745
Palo Alto Networks, Inc.(b)	126,360	42,774,124
ServiceNow, Inc.(b)	73,683	56,396,968
		430,009,499
Technology Hardware, Storage & Peripherals–4.80%
Apple, Inc.	794,113	146,434,437
Trading Companies & Distributors–1.03%
Fastenal Co.	185,850	12,680,546
United Rentals, Inc.	30,150	18,855,810
		31,536,356
Transaction & Payment Processing Services–4.97%
Mastercard, Inc., Class A	271,116	121,793,441
StoneCo Ltd., Class A (Brazil)(b)(c)	1,743,300	29,967,327
		151,760,768
Total Common Stocks & Other Equity Interests (Cost $1,548,040,725)		3,043,679,333
Money Market Funds–0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,106,939	1,106,939
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	850,084	850,594
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	1,265,074	1,265,074
Total Money Market Funds (Cost $3,222,363)		3,222,607
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $1,551,263,088)		3,046,901,940
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.43%
Invesco Private Government Fund, 5.29%(d)(e)(f)	29,293,759	29,293,759
Invesco Private Prime Fund, 5.52%(d)(e)(f)	75,274,114	75,326,806
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,619,029)		104,620,565
TOTAL INVESTMENTS IN SECURITIES–103.24% (Cost $1,655,882,117)		3,151,522,505
OTHER ASSETS LESS LIABILITIES—(3.24)%		(98,868,537)
NET ASSETS–100.00%		$3,052,653,968
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,889,486	$27,130,841	$(32,913,388)	$-	$-	$1,106,939	$67,970
Invesco Liquid Assets Portfolio, Institutional Class	4,979,875	19,379,173	(23,509,562)	(88)	1,196	850,594	51,070
Invesco Treasury Portfolio, Institutional Class	7,873,698	31,006,677	(37,615,301)	-	-	1,265,074	77,600
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,120,822	111,157,138	(93,984,201)	-	-	29,293,759	288,845*
Invesco Private Prime Fund	31,355,635	224,031,709	(180,096,444)	1,536	34,370	75,326,806	723,300*
Total	$63,219,516	$412,705,538	$(368,118,896)	$1,448	$35,566	$107,843,172	$1,208,785

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,985,045,858	$58,633,475	$—	$3,043,679,333
Money Market Funds	3,222,607	104,620,565	—	107,843,172
Total Investments	$2,988,268,465	$163,254,040	$—	$3,151,522,505
Invesco Summit Fund